Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated October 5, 2018 to the Prospectus and Summary Prospectus of the Loomis Sayles Investment Grade Bond Fund, dated February 1, 2018, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the principal investment strategies and fiscal year end of Loomis Sayles Investment Grade Bond Fund (the "Fund"). Effective November 1, 2018, the Fund's principal investment strategies will be amended and restated as described below and the Fund's fiscal year end will change from September 30th to December 31st. The Fund will not be required to sell any portfolio security held by the Fund at the time of the effective date of the changes to the Fund's investment strategies.

The implementation of the changes to the Fund's investment strategies, and to its fiscal year end are expected to result in additional trading costs, realized capital losses from the sales of portfolio securities, audit costs and printing and mailing expenses for the Fund. Further, these changes are together expected to result in taxable monthly distributions unaffected by currency fluctuations, including the net currency losses realized in the portfolio realignment. The latter will increase taxable ordinary income for Fund shareholders.

Effective November 1, 2018, the sub-section "Principal Investment Strategies" within the "Fund Summary" section and the first four paragraphs of the sub-section "Principal Investment Strategies" within the "Investment Goals, Strategies and Risks" section are hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities (for example, bonds and other investments that the Adviser believes have similar economic characteristics, such as notes, debentures and loans). "Investment grade" securities are those securities that are rated in one of the top four categories at the time of purchase by at least one of the three major rating agencies — Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or S&P Global Ratings ("S&P") or, if unrated, are determined by the Adviser to be of comparable quality. Although the Fund invests primarily in investment grade fixed-income securities, it may invest up to 15% of its assets in below investment grade fixed-income securities (also known as "junk bonds"). There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, the Adviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Adviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Adviser believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Adviser analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Adviser generally prefers securities that are protected against calls (early redemption by the issuer).

In connection with its principal investment strategies, the Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign securities, including emerging markets securities. The Fund may also invest in U.S. dollar-denominated obligations of supranational entities without limit (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg Barclays. The Fund may also invest in corporate securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities") and structured notes. The Fund may also invest in futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

LOOMIS SAYLES HIGH INCOME FUND

Supplement dated October 5, 2018 to the Prospectus and Summary Prospectus of the Loomis Sayles High Income Fund, dated February 1, 2018, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the principal investment strategies and fiscal year end of Loomis Sayles High Income Fund (the "Fund"). Effective November 1, 2018, the Fund's principal investment strategies will be amended and restated as described below and the Fund's fiscal year end will change from September 30th to December 31st. The Fund will not be required to sell any portfolio security held by the Fund at the time of the effective date of the changes to the Fund's investment strategies.

The implementation of the changes to the Fund's investment strategies, and to its fiscal year end are expected to result in additional trading costs, realized capital losses from the sales of portfolio securities, audit costs and printing and mailing expenses for the Fund. Further, these changes are together expected to result in taxable monthly distributions unaffected by currency fluctuations, including the net currency losses realized in the portfolio realignment. The latter will increase taxable ordinary income for Fund shareholders.

Effective November 1, 2018, the sub-section "Principal Investment Strategies" within the "Fund Summary" and "Investment Goals, Strategies and Risks" sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its assets in below investment grade fixed-income securities (commonly known as "junk bonds"). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or S&P Global Ratings ("S&P")), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign fixed-income securities, including those in emerging markets. Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg Barclays.

The Adviser performs its own extensive credit analysis to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria. The Adviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. The Adviser analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts. The Adviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The Adviser also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. The Adviser seeks to diversify the Fund's holdings to reduce the inherent risk in below investment grade fixed-income securities.

In connection with its principal investment strategies, the Fund may also invest in structured notes, zero-coupon securities, pay-in-kind securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), and futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Loomis Sayles Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated October 5, 2018 to the Prospectus and Summary Prospectus of the Loomis Sayles Investment Grade Bond Fund, dated February 1, 2018, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the principal investment strategies and fiscal year end of Loomis Sayles Investment Grade Bond Fund (the “Fund”). Effective November 1, 2018, the Fund’s principal investment strategies will be amended and restated as described below and the Fund’s fiscal year end will change from September 30th to December 31st. The Fund will not be required to sell any portfolio security held by the Fund at the time of the effective date of the changes to the Fund’s investment strategies.

The implementation of the changes to the Fund’s investment strategies, and to its fiscal year end are expected to result in additional trading costs, realized capital losses from the sales of portfolio securities, audit costs and printing and mailing expenses for the Fund. Further, these changes are together expected to result in taxable monthly distributions unaffected by currency fluctuations, including the net currency losses realized in the portfolio realignment. The latter will increase taxable ordinary income for Fund shareholders.

Effective November 1, 2018, the sub-section “Principal Investment Strategies” within the “Fund Summary” section and the first four paragraphs of the sub-section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section are hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities (for example, bonds and other investments that the Adviser believes have similar economic characteristics, such as notes, debentures and loans). “Investment grade” securities are those securities that are rated in one of the top four categories at the time of purchase by at least one of the three major rating agencies — Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investor Services, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) or, if unrated, are determined by the Adviser to be of comparable quality. Although the Fund invests primarily in investment grade fixed-income securities, it may invest up to 15% of its assets in below investment grade fixed-income securities (also known as “junk bonds”). There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, the Adviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Adviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Adviser believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Adviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Adviser generally prefers securities that are protected against calls (early redemption by the issuer).

In connection with its principal investment strategies, the Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign securities, including emerging markets securities. The Fund may also invest in U.S. dollar-denominated obligations of supranational entities without limit (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg Barclays. The Fund may also invest in corporate securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and structured notes. The Fund may also invest in futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Loomis Sayles High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES HIGH INCOME FUND

Supplement dated October 5, 2018 to the Prospectus and Summary Prospectus of the Loomis Sayles High Income Fund, dated February 1, 2018, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the principal investment strategies and fiscal year end of Loomis Sayles High Income Fund (the “Fund”). Effective November 1, 2018, the Fund’s principal investment strategies will be amended and restated as described below and the Fund’s fiscal year end will change from September 30th to December 31st. The Fund will not be required to sell any portfolio security held by the Fund at the time of the effective date of the changes to the Fund’s investment strategies.

The implementation of the changes to the Fund’s investment strategies, and to its fiscal year end are expected to result in additional trading costs, realized capital losses from the sales of portfolio securities, audit costs and printing and mailing expenses for the Fund. Further, these changes are together expected to result in taxable monthly distributions unaffected by currency fluctuations, including the net currency losses realized in the portfolio realignment. The latter will increase taxable ordinary income for Fund shareholders.

Effective November 1, 2018, the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its assets in below investment grade fixed-income securities (commonly known as “junk bonds”). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or S&P Global Ratings (“S&P”)), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign fixed-income securities, including those in emerging markets. Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg Barclays.

The Adviser performs its own extensive credit analysis to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.

In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria. The Adviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. The Adviser analyzes an individual company’s potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts. The Adviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The Adviser also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. The Adviser seeks to diversify the Fund’s holdings to reduce the inherent risk in below investment grade fixed-income securities.

In connection with its principal investment strategies, the Fund may also invest in structured notes, zero-coupon securities, pay-in-kind securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), and futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.